Commitments (Details) - USD ($)		12 Months Ended
	Nov. 24, 2020	Dec. 31, 2023	Sep. 30, 2024	Sep. 13, 2023	Dec. 31, 2022
Commitments
Common stock, shares authorized			55,000,000
Kingswood Acquisition Corp
Commitments
Payments to underwriters prior to one-year anniversary of closing		$ 500,000
Payments to underwriters as a portion of capital markets		460,000
Deferred underwriters' compensation		4,025,000			$ 4,025,000
Kingswood Acquisition Corp | Oppenheimer & Co. Inc
Commitments
Payments to underwriters upon closing of the business combination		$ 1,500,000
Business combination, percentage payment due		3.50%
Kingswood Acquisition Corp | Oppenheimer & Co. Inc | Merger among Company, Holdings, Kingswood Merger Sub, Wentworth Merger Sub and Wentworth
Commitments
Business combination of IPO consummation value		$4,025,000
Kingswood Acquisition Corp | Wentworth | Merger among Company, Holdings, Kingswood Merger Sub, Wentworth Merger Sub and Wentworth | Second amendment to merger agreement
Commitments
Amount of cost and expenses to be reimbursed				$ 150,000
Kingswood Acquisition Corp | SPAC Advisory Partners LLC
Commitments
payments to underwriters upon closing		$ 250,000
Kingswood Acquisition Corp | Over-allotment option
Commitments
Number of units issued	1,500,000
Gross proceeds from sale of units	$ 15,000,000
Deferred fee per unit		$ 0.35
Deferred underwriters' compensation		$ 4,020,000.00